Share-based payment plan (Details) € in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2023 Option	Oct. 31, 2023 Option	May 31, 2018 € / shares	Jul. 31, 2016 Option	Jul. 31, 2015 € / shares	Nov. 30, 2014 Option	Jul. 31, 2014 Option	Dec. 31, 2024 Option EUR (€)	Dec. 31, 2023 Option	Dec. 31, 2022 Option
All plans materialise
Share-based payment plans
Outstanding at beginning of period								423,452	77,709	82,950
Granted									350,000
Forfeited / Cancelled								(60,852)	(4,257)	(1,576)
Exercised										(3,665)
Outstanding at end of period								362,600	423,452	77,709
Exercisable at the end of period								12,600	73,452	77,709
Warrants outstanding								362,600	423,452	77,709
Forfeited								60,852	4,257	1,576
IPO plan
Share-based payment plans
Outstanding at beginning of period								47,524	51,781	53,590
Granted					18,180	36,151	979,898
Forfeited / Cancelled								(47,524)	(4,257)	(944)
Exercised								0		(865)
Outstanding at end of period								0	47,524	51,781
Exercisable at the end of period									47,524	51,781
Warrants outstanding								0	47,524	51,781
Forfeited								47,524	4,257	944
2015 Warrant Plan
Share-based payment plans
Outstanding at beginning of period								14,600	14,600	17,400
Granted			2,000	350,000
Forfeited / Cancelled								(2,000)
Exercised								0		(2,800)
Outstanding at end of period								12,600	14,600	14,600
Exercisable at the end of period								12,600	14,600	14,600
Warrants outstanding								12,600	14,600	14,600
Forfeited								2,000
2023 Warrant Plan
Share-based payment plans
Outstanding at beginning of period								350,000
Granted	25,000	325,000							350,000
Outstanding at end of period								350,000	350,000
Warrants outstanding								350,000	350,000